Significant Accounting Policies - Additional Information (Detail)	3 Months Ended					6 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)		Mar. 31, 2018 USD ($) T shares	Mar. 31, 2017 USD ($)		Sep. 30, 2017 USD ($) T shares
Significant Accounting Policies [Line Items]
Fair value of assets and liabilities, amount transferred between levels						$ 0			$ 0
Gold held by subcustodian | T						0			0
Maximum number of business days within which gold is transferred from the Fund's allocated bullion account with the Custodian						2 days			2 days
Minimum denomination of shares issued redeemed against gold | shares						10,000			10,000
Net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement	$ 1,000	$ 147,000	$ (1,173,000)	$ 766,000		$ 82,000	$ 766,000		$ (260,000)	[1]
Net realized gain/(loss) from investment in gold sold to pay expenses	1,000	1,000	1,000	1,000	[2]	2,000	1,000	[2]	3,000	[1]
Net realized gain/(loss) from Gold Delivery Agreement	(415,000)	(520,000)	(1,227,000)	(86,000)	[2]	(533,000)	(86,000)	[2]	(1,833,000)	[1]
Net realized gain/(loss) on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees	168,000	116,000	115,000	39,000	[2]	229,000	39,000	[2]	270,000	[1]
Net realized gain/(loss) from gold distributed for the redemption of shares	149,000	486,000				149,000			486,000	[1]
Net change in unrealized appreciation/(depreciation) on investment in gold	98,000	64,000	(62,000)	812,000	[2]	235,000	812,000	[2]	814,000	[1]
Reserve for uncertain tax positions	0	0				$ 0			$ 0
Euro [Member] | Solactive GLD Long USD Gold Index [Member]
Significant Accounting Policies [Line Items]
Percentage of currency weightage						57.60%			57.60%
Japanese Yen [Member] | Solactive GLD Long USD Gold Index [Member]
Significant Accounting Policies [Line Items]
Percentage of currency weightage						13.60%			13.60%
British Pound Sterling [Member] | Solactive GLD Long USD Gold Index [Member]
Significant Accounting Policies [Line Items]
Percentage of currency weightage						11.90%			11.90%
Canadian Dollar [Member] | Solactive GLD Long USD Gold Index [Member]
Significant Accounting Policies [Line Items]
Percentage of currency weightage						9.10%			9.10%
Swedish Krona [Member] | Solactive GLD Long USD Gold Index [Member]
Significant Accounting Policies [Line Items]
Percentage of currency weightage						4.20%			4.20%
Swiss Franc [Member] | Solactive GLD Long USD Gold Index [Member]
Significant Accounting Policies [Line Items]
Percentage of currency weightage						3.60%			3.60%
SPDR Long Dollar Gold Trust [Member]
Significant Accounting Policies [Line Items]
Fair value of assets and liabilities, amount transferred between levels						$ 0			$ 0
Maximum number of business days within which gold is transferred from the Fund's allocated bullion account with the Custodian						2 days			2 days
Minimum denomination of shares issued redeemed against gold | shares						10,000			10,000
Net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement	1,000	147,000	(1,173,000)	766,000	[2]	$ 82,000	766,000	[2]	$ (260,000)	[1]
Net realized gain/(loss) from investment in gold sold to pay expenses	1,000	1,000	1,000	1,000	[2]	2,000	1,000	[2]	3,000	[1]
Net realized gain/(loss) from Gold Delivery Agreement	(415,000)	(520,000)	(1,227,000)	(86,000)	[2]	(533,000)	(86,000)	[2]	(1,833,000)	[1]
Net realized gain/(loss) on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees	168,000	116,000	115,000	39,000	[2]	229,000	39,000	[2]	270,000	[1]
Net realized gain/(loss) from gold distributed for the redemption of shares	149,000	486,000				149,000			486,000	[1]
Net change in unrealized appreciation/(depreciation) on investment in gold	98,000	64,000	$ (62,000)	$ 812,000	[2]	235,000	$ 812,000	[2]	814,000	[1]
Reserve for uncertain tax positions	$ 0	$ 0				$ 0			$ 0
SPDR Long Dollar Gold Trust [Member] | Euro [Member] | Solactive GLD Long USD Gold Index [Member]
Significant Accounting Policies [Line Items]
Percentage of currency weightage						57.60%			57.60%
SPDR Long Dollar Gold Trust [Member] | Japanese Yen [Member] | Solactive GLD Long USD Gold Index [Member]
Significant Accounting Policies [Line Items]
Percentage of currency weightage						13.60%			13.60%
SPDR Long Dollar Gold Trust [Member] | British Pound Sterling [Member] | Solactive GLD Long USD Gold Index [Member]
Significant Accounting Policies [Line Items]
Percentage of currency weightage						11.90%			11.90%
SPDR Long Dollar Gold Trust [Member] | Canadian Dollar [Member] | Solactive GLD Long USD Gold Index [Member]
Significant Accounting Policies [Line Items]
Percentage of currency weightage						9.10%			9.10%
SPDR Long Dollar Gold Trust [Member] | Swedish Krona [Member] | Solactive GLD Long USD Gold Index [Member]
Significant Accounting Policies [Line Items]
Percentage of currency weightage						4.20%			4.20%
SPDR Long Dollar Gold Trust [Member] | Swiss Franc [Member] | Solactive GLD Long USD Gold Index [Member]
Significant Accounting Policies [Line Items]
Percentage of currency weightage						3.60%			3.60%

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.
[2]	Fund commenced operations on January 27, 2017. See Note 1.